SUNAMERICA FOCUSED SERIES, INC.

                       FOCUSED SMALL-CAP GROWTH PORTFOLIO
                        FOCUSED SMALL-CAP VALUE PORTFOLIO
             (each a "Portfolio" and collectively the "Portfolios")

              Supplement to the Prospectus dated February 28, 2005

     As you may recall, the SunAmerica Focused 2000 Growth Portfolio and Focused 2000 Value Portfolio recently changed their names to the Focused Small-Cap Growth Portfolio and Focused Small-Cap Value Portfolio, respectively. In connection with this name change, the Board of Directors also considered and approved changing the principal investment technique of the Portfolios. Effective immediately, each Portfolio will employ an investment strategy in which 80% of a Portfolio's net assets will be invested in Small-Cap companies. Companies are determined to be Small-Cap companies based upon the market capitalization ranges prescribed by the Style Box categories designed by Morningstar, Inc. The Portfolios' market capitalization ranges will change over time as the Morningstar, Inc. Style Box categories may change as market conditions and broad market valuations vary. Currently, the market capitalization range for the Small-Cap category is $1.6 billion or less.

     Under the section entitled "What are the Funds' investment goals, strategies and techniques?" on page 2 of the Prospectus, the principal investment techniques of the Portfolios are replaced in their entirety with the following:

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PORTFOLIO                             PRINCIPAL INVESTMENT TECHNIQUE
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Focused Small-Cap Growth Portfolio    Active trading of equity securities
                                      selected on the basis of growth criteria.
                                      At least 80% of the Portfolios net
                                      assets plus any borrowing for investment
                                      purposes will be invested in small-cap
                                      companies with characteristics similar
                                      to those contained in the Russell 2000
                                      Growth Index.
--------------------------------------------------------------------------------
Focused Small-Cap Value Portfolio     Active trading of equity securities
                                      selected on the basis of value criteria.
                                      At least 80% of the Portfolios net assets
                                      plus any borrowing for investment purposes
                                      will be invested in small-cap companies
                                      with characteristics similar to those
                                      contained in the Russell 2000 Value Index.
--------------------------------------------------------------------------------

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     Under the section entitled "More Information about the Portfolios" on page
37 of the Prospectus, the section asking "What are the Portfolio's principal investment techniques" are replaced with the following:

                          ------------------------------------------------------
                          FOCUSED SMALL-CAP           FOCUSED SMALL-CAP
                          VALUE PORTFOLIO             GROWTH PORTFOLIO
--------------------------------------------------------------------------------
WHAT ARE THE              Active trading of equity    Active trading of equity
PORTFOLIO'S PRINCIPAL     securities selected on      securities selected on
INVESTMENT TECHNIQUES?    the basis of value          the basis of growth
                          criteria. At least 80% of   criteria. At least 80% of
                          the Portfolios net assets   the Portfolios net assets
                          plus any borrowing for      plus any borrowing for
                          investment purposes will    investment purposes will
                          be invested in small-cap    be invested in small-cap
                          companies with              companies with
                          characteristics similar     characteristics similar
                          to those contained in the   to those contained in the
                          Russell 2000 Value Index.   Russell 2000 Growth Index.
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October 7, 2005